Stock Option Plans	12 Months Ended
Dec. 31, 2012
Stock Option Plans
Note 14:	Stock Option Plans

The Jacksonville Savings Bank and Jacksonville Bancorp, MHC 1996 Stock Option Plan was adopted on April 23, 1996 and is administered by the Board of Directors.  A total of 83,625 shares of common stock were reserved and awarded under the Plan.  Awards expire ten years after the grant date and are exercisable at a price of $8.83 per share.  In 2004, 5,600 shares related to this plan were reissued at a price of $14.00 per share.  The Jacksonville Savings Bank 2001 Stock Option Plan was adopted on April 30, 2001 and is administered by the Stock Benefits Committee.  A total of 87,100 shares of common stock were reserved and awarded under the Plan during 2001 that expire ten years after the grant date and are exercisable at a price of $10.00 per share.

The Jacksonville Bancorp, Inc. 2012 Stock Option Plan, which is shareholder approved,  permits the grant of share options and shares to its employees for up to 104,035 shares of common stock.  The Company believes that such awards better align the interests of its employees with those of its shareholders.  All shares were awarded as of the approval date, expire ten years after the grant date, and are exercisable at a price of $15.65 per share.

The fair value of each option award is estimated on the date of grant using a Black-Scholes option valuation model that uses the assumptions noted in the following table.  Expected volatility is based on historical volatility of the Company’s stock and other factors.  The Company uses historical data to estimate option exercise and employee termination within the valuation model; separate groups of employees that have similar historical exercise behavior are considered separately for valuation purposes.  The expected term of options granted represents the period of time that options are expected to be outstanding; the range given below results from certain groups of employees exhibiting different behavior.  The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.  The discount rate for post-vesting restrictions is estimated based on the Company’s credit-adjusted risk-free rate of return.

2012

Expected volatility	33.41%
Expected dividend yield	2.19%
Expected term (in years)	7
Risk-free rate	1.37%

A summary of option activity under the Plans as of December 31, 2012 and 2011, and changes during the years then ended, is presented below:

	2012
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, beginning of year	4,504	$13.98
Granted	104,035	15.65
Exercised	(1,201)	13.98
Forfeited or expired	—	—

Outstanding, end of year	107,338	$15.60	9.25	$187,991

Exercisable, end of year	3,303	$13.98	1.50	$11,131

	2011
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, beginning of year	33,382	$10.52
Exercised	(21,661)	9.98
Forfeited or expired	(7,217)	9.98

Outstanding, end of year	4,504	$13.98	2.50	$—

Exercisable, end of year	4,504	$13.98	2.50	$—

The aggregate intrinsic value of options outstanding and exercisable at the end of the year 2011 excludes 4,504 shares that are exercisable at a price of $13.98 per share and were antidilutive.

The total intrinsic value of options exercised during the years ended December 31, 2012 and 2011 was $2,630 and $63,683, respectively.

As of December 31, 2012, there was $383,129 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the 2012 Plan.  That cost is expected to be recognized over a weighted-average period of 5 years.  The total fair value of shares vested during the year ended December 31, 2012 was $67,931.  The recognized tax benefit related thereto was $27,356 for the year ended December 31, 2012.  There was no unrecognized compensation cost related to nonvested share-based compensation arrangements as of December 31, 2011.

A summary of the status of the Company’s nonvested shares as of December 31, 2012, and changes during the year then ended, is presented below:

	Shares	Weighted- Average Grant- Date Fair Value

Nonvested, beginning of year	—	$—
Granted	104,035	15.65
Vested	—	—
Forfeited	—	—

Nonvested, end of year	104,035	$15.65